OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	OTHER INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2010	2011

Cost:

Know-how	$1,138	$1,056
Patents	3,436	3,385
Technology	12	12

	4,586	4,453
Accumulated amortization:

Know-how	1,138	1,057
Patents	3,226	3,196
Technology	9	10

	4,373	4,263

Other intangibles, net	$213	$190

b.	Amortization expenses related to intangible assets amounted to $ 192, $ 92 and $ 48 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2012	$45
2013	40
2014	32
2015	24
2016 and thereafter	49

$190